WILSHIRE GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 85.3%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	12,078,150	$123,801,041
Wilshire International Equity Fund - Institutional Class	16,635,426	167,518,738
Wilshire Large Company Growth Portfolio - Institutional Class	1,201,688	50,795,344
Wilshire Large Company Value Portfolio - Institutional Class	3,529,492	66,425,035
Wilshire Small Company Growth Portfolio - Institutional Class	573,630	15,579,781
Wilshire Small Company Value Portfolio - Institutional Class	739,759	15,320,417
Total Affiliated Registered Investment Companies (Cost $433,146,533)		$439,440,356

OTHER OPEN-END FUNDS - 14.7%	Shares	Value
DFA Emerging Markets Core Equity Portfolio - Institutional Class	1,173,065	$24,493,599
Vanguard Short-Term Bond Index Fund - Institutional Class	2,198,715	22,910,614
Vanguard Total International Bond Index Fund - Institutional Shares	853,677	28,546,975
Total Other Open-End Funds (Cost $75,116,856)		$75,951,188

WILSHIRE GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (a) (Cost $302,306)	302,306	$302,306

Total Investments at Value - 100.1% (Cost $508,565,695)		$515,693,850

Liabilities in Excess of Other Assets - (0.1%)		(718,938)

Net Assets - 100.0%		$514,974,912

(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Securities valuation

The Wilshire Global Allocation Fund (the “Fund”) is a portfolio of the Wilshire Variable Insurance Trust (the “Trust”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), the Fund’s investment adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

WILSHIRE GLOBAL ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2019, there were no significant changes to the Fund’s fair value methodologies. During the period ended March 31, 2019, there were no Level 2 or Level 3 securities held by the Fund.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$439,440,356	$-	$-	$439,440,356
Other Open-End Funds	75,951,188	-	-	75,951,188
Money Market Funds	302,306	-	-	302,306
Total	$515,693,850	$-	$-	$515,693,850

2. Investment transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2019:

Cost of portfolio investments	$511,384,386

Gross unrealized appreciation	$16,005,163
Gross unrealized depreciation	(11,695,699)

Net unrealized appreciation	$4,309,464

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is attributable primarily to the tax deferral of losses on wash sales.

WILSHIRE GLOBAL ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Affiliated investments

The Fund operates under a fund of funds structure and at this time invests substantially all of its assets in shares of certain underlying affiliated funds (“Underlying Funds”), which are mutual funds advised by the Adviser. Information regarding the Fund’s investments in the Underlying Funds during the period ended March 31, 2019 is provided in the table below:

Fund	Value as of December 31, 2018	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2019
Global Allocation Fund
Wilshire Income Opportunities Fund - Institutional Class	$123,715,597	$12,283	$(5,120,095)	$34,358	$5,158,898	$123,801,041
Wilshire International Equity Fund - Institutional Class	157,887,061	12,809	(5,339,527)	140,007	14,818,388	167,518,738
Wilshire Large Company Growth Portfolio - Institutional Class	45,020,717	3,334	(1,389,740)	(30,386)	7,191,419	50,795,344
Wilshire Large Company Value Portfolio - Institutional Class	61,791,824	4,562	(1,901,749)	(329,174)	6,859,572	66,425,035
Wilshire Small Company Growth Portfolio - Institutional Class	13,988,950	1,053	(438,865)	29,862	1,998,781	15,579,781
Wilshire Small Company Value Portfolio - Institutional Class	14,106,063	1,053	(438,865)	(96,306)	1,748,472	15,320,417
Total	$416,510,212	$35,094	$(14,628,841)	$(251,639)	$37,775,530	$439,440,356